Investment Income - Summary of Investment Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of investment income [line items]
Interest income	€ 5,835	€ 5,783	€ 6,052
Dividend income	1,571	1,124	1,164
Rental income	125	129	121
Investment income	7,531	7,035	7,338
Aegon N.V [member]
Disclosure of investment income [line items]
Interest income from intercompany loans	51	66
Interest income from derivatives	(4)	11
Investment income	47	77
Investment income related to general account [member]
Disclosure of investment income [line items]
Investment income	5,291	5,268	5,394
Investment contracts for account of policyholders [member]
Disclosure of investment income [line items]
Investment income	€ 2,240	€ 1,767	€ 1,944